Etho Climate Leadership U.S. ETF
Schedule of Investments
June 30, 2023 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.6%
Bermuda - 1.1%
Capital Markets - 0.7%
Invesco, Ltd.	40,817	$686,134
Lazard, Ltd. - Class A	20,218	646,976
Total Capital Markets		1,333,110
Insurance - 0.4%
White Mountains Insurance Group, Ltd.	486	675,010
Total Bermuda		2,008,120

Canada - 0.3%
Food Products - 0.3%
SunOpta, Inc. (a)	87,362	584,452

Guernsey - 0.4%
IT Services - 0.4%
Amdocs, Ltd.	6,971	689,083

Ireland - 0.5%
Health Care Equipment & Supplies - 0.5%
STERIS PLC	3,500	787,429

Singapore - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Flex, Ltd. (a)	29,092	804,103

United States - 96.8%
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. - Class B	3,451	618,592
Auto Components - 0.4%
QuantumScape Corp. (a)(b)	81,834	653,854
Automobiles - 0.5%
Tesla, Inc. (a)	3,227	844,732
Banks - 2.0%
Amalgamated Financial Corp.	37,841	608,862
Associated Banc-Corp. (b)	37,231	604,259
Bank of Hawaii Corp. (b)	12,853	529,929
Capitol Federal Financial, Inc. (b)	99,466	613,705
Fulton Financial Corp. (b)	48,437	577,369
Washington Federal, Inc. (b)	22,225	589,407
Total Banks		3,523,531
Biotechnology - 2.0%
Agios Pharmaceuticals, Inc. (a)(b)	29,143	825,330
Alnylam Pharmaceuticals, Inc. (a)	3,342	634,779
Ionis Pharmaceuticals, Inc. (a)(b)	18,730	768,492
Myriad Genetics, Inc. (a)	28,816	667,955
Vertex Pharmaceuticals, Inc. (a)	2,125	747,809
Total Biotechnology		3,644,365
Broadline Retail - 0.4%
eBay, Inc.	15,087	674,238
Building Products - 1.8%
A.O. Smith Corp.	9,680	704,510
AAON, Inc. (b)	6,923	656,370
Advanced Drainage Systems, Inc. (b)	7,949	904,438
Lennox International, Inc. (b)	2,664	868,650
Total Building Products		3,133,968
Capital Markets - 4.9%
Affiliated Managers Group, Inc.	4,700	704,483
Ares Management Corp. - Class A	8,023	773,016
Cboe Global Markets, Inc.	4,987	688,256
Charles Schwab Corp.	12,780	724,370
CME Group, Inc.	3,495	647,589
FactSet Research Systems, Inc.	1,613	646,248
Franklin Resources, Inc. (b)	24,848	663,690
Intercontinental Exchange, Inc.	6,419	725,861
MarketAxess Holdings, Inc.	1,711	447,290
Morningstar, Inc.	3,297	646,443
Nasdaq, Inc.	12,244	610,363
Northern Trust Corp.	7,596	563,167
S&P Global, Inc.	1,942	778,528
Total Capital Markets		8,619,304
Chemicals - 1.6%
Air Products and Chemicals, Inc.	2,331	698,204
Cabot Corp.	8,734	584,217
Ecolab, Inc.	4,044	754,974
Livent Corp. (a)(b)	30,820	845,393
Total Chemicals		2,882,788
Commercial Services & Supplies - 1.6%
Brink’s Co.	10,021	679,724
Cintas Corp.	1,447	719,275
Copart, Inc. (a)	8,900	811,770
Pitney Bowes, Inc. (b)	172,084	609,177
Total Commercial Services & Supplies		2,819,946
Communications Equipment - 1.8%
Arista Networks, Inc. (a)	3,988	646,295
Cisco Systems, Inc.	12,805	662,531
F5 Networks, Inc. (a)	4,595	672,065
Juniper Networks, Inc.	19,448	609,306
Viavi Solutions, Inc. (a)	61,810	700,307
Total Communications Equipment		3,290,504
Construction & Engineering - 0.4%
Ameresco, Inc. - Class A (a)(b)	13,600	661,368
Consumer Finance - 1.2%
Ally Financial, Inc.	26,261	709,310
American Express Co.	4,058	706,904
Discover Financial Services	6,773	791,424
Total Consumer Finance		2,207,638
Consumer Staples Distribution & Retail - 1.2%
Grocery Outlet Holding Corp. (a)(b)	23,687	725,059
Kroger Co.	13,559	637,273
PriceSmart, Inc.	9,365	693,572
Total Consumer Staples Distribution & Retail		2,055,904
Containers & Packaging - 0.4%
Packaging Corp. of America (b)	4,822	637,276
Distributors - 0.8%
Genuine Parts Co.	4,001	677,089
LKQ Corp.	11,794	687,237
Total Distributors		1,364,326
Diversified Consumer Services - 0.7%
Graham Holdings Co. - Class B	1,123	641,773
Service Corp. International (b)	9,733	628,654
Total Diversified Consumer Services		1,270,427
Diversified Telecommunication Services - 1.1%
ATN International, Inc. (b)	16,359	598,739
EchoStar Corp. (a)	36,600	634,644
Verizon Communications, Inc.	17,213	640,152
Total Diversified Telecommunication Services		1,873,535
Electrical Equipment - 4.7%
Array Technologies, Inc. (a)(b)	30,594	691,424
Babcock & Wilcox Enterprises, Inc. (a)	110,463	651,732
Beam Global (a)(b)	42,075	435,476
Blink Charging Co. (a)(b)	77,388	463,554
Bloom Energy Corp. (a)(b) - Class A	33,588	549,164
ChargePoint Holdings, Inc. (a)(b)	63,936	561,997
FuelCell Energy, Inc. (a)(b)	234,879	507,339
Hubbell, Inc. (b)	2,751	912,121
Plug Power, Inc. (a)(b)	57,116	593,435
Shoals Technologies Group, Inc. - Class A (a)	29,373	750,774
Stem, Inc. (a)(b)	118,061	675,309
SunPower Corp. (a)(b)	48,367	473,997
Sunrun, Inc. (a)(b)	33,221	593,327
TPI Composites, Inc. (a)(b)	51,295	531,929
Total Electrical Equipment		8,391,578
Electronic Equipment, Instruments & Components - 4.6%
Arrow Electronics, Inc. (a)	5,361	767,856
Avnet, Inc.	14,810	747,165
Badger Meter, Inc. (b)	5,495	810,842
Belden, Inc.	7,715	737,940
Corning, Inc.	18,974	664,849
Itron, Inc. (a)	12,072	870,390
National Instruments Corp.	12,772	733,113
OSI Systems, Inc. (a)	6,540	770,608
Trimble, Inc. (a)	12,770	676,044
Vishay Intertechnology, Inc.	29,594	870,064
Zebra Technologies Corp. - Class A (a)	2,105	622,722
Total Electronic Equipment, Instruments & Components		8,271,593
Entertainment - 1.7%
Electronic Arts, Inc.	5,558	720,873
Liberty Media Corp-Liberty Formula One - Class C (a)	8,946	673,455
Netflix, Inc. (a)	1,938	853,669
Take-Two Interactive Software, Inc. (a)(b)	5,611	825,715
Total Entertainment		3,073,712
Financial Services - 1.6%
Fiserv, Inc. (a)(b)	5,922	747,060
MasterCard, Inc. - Class A	1,842	724,459
PayPal Holdings, Inc. (a)	8,815	588,225
Visa, Inc. - Class A (b)	2,969	705,078
Total Financial Services		2,764,822
Food Products - 0.4%
Ingredion, Inc.	6,580	697,151
Ground Transportation - 1.2%
JB Hunt Transport Services, Inc.	3,815	690,629
Landstar System, Inc. (b)	3,734	718,944
Old Dominion Freight Line, Inc.	1,964	726,190
Total Ground Transportation		2,135,763
Health Care Equipment & Supplies - 4.3%
Align Technology, Inc. (a)	2,003	708,341
Avanos Medical, Inc. (a)	22,509	575,330
Baxter International, Inc.	16,504	751,922
Becton Dickinson & Co.	2,704	713,883
DENTSPLY SIRONA, Inc.	17,042	682,021
DexCom, Inc. (a)	5,762	740,475
Edwards Lifesciences Corp. (a)	8,091	763,224
Hologic, Inc. (a)	8,295	671,646
IDEXX Laboratories, Inc. (a)	1,339	672,486
ResMed, Inc.	3,057	667,955
Teleflex, Inc. (b)	2,643	639,685
Total Health Care Equipment & Supplies		7,586,968
Health Care Providers & Services - 2.1%
AMN Healthcare Services, Inc. (a)(b)	8,069	880,489
Cigna Group	2,620	735,172
Humana, Inc.	1,379	616,592
Patterson Cos., Inc.	25,006	831,700
Pediatrix Medical Group, Inc. (a)	44,896	637,972
Total Health Care Providers & Services		3,701,925
Hotels, Restaurants & Leisure - 2.7%
Booking Holdings, Inc. (a)	252	680,483
Chipotle Mexican Grill, Inc. (a)	392	838,487
Darden Restaurants, Inc. (b)	4,314	720,783
Expedia Group, Inc. (a)	6,899	754,682
Hilton Worldwide Holdings, Inc.	4,752	691,654
Hyatt Hotels Corp. (b)	5,988	686,105
Sabre Corp. (a)(b)	156,039	497,764
Total Hotels, Restaurants & Leisure		4,869,958
Household Durables - 1.8%
KB Home	16,660	861,489
Lennar Corp. - Class A	6,369	798,099
Tempur Sealy International, Inc. (b)	16,951	679,227
Toll Brothers, Inc.	11,151	881,709
Total Household Durables		3,220,524
Household Products - 1.6%
Church & Dwight Co., Inc.	7,572	758,942
Energizer Holdings, Inc. (b)	19,291	647,792
Kimberly-Clark Corp.	4,987	688,505
Spectrum Brands Holdings, Inc. (b)	10,109	789,006
Total Household Products		2,884,245
Independent Power and Renewable Electricity Producers - 1.1%
Montauk Renewables, Inc. (a)(b)	85,058	632,832
Ormat Technologies, Inc. (b)	7,897	635,393
Sunnova Energy International, Inc. (a)(b)	42,856	784,692
Total Independent Power and Renewable Electricity Producers		2,052,917
Insurance - 6.2%
Allstate Corp.	6,041	658,711
Arthur J Gallagher & Co.	3,499	768,275
CNA Financial Corp.	17,151	662,372
Erie Indemnity Co. - Class A	2,890	606,929
Fidelity National Financial, Inc.	19,164	689,904
First American Financial Corp.	12,027	685,780
Hanover Insurance Group, Inc.	5,209	588,773
Hartford Financial Services Group, Inc.	9,605	691,752
Marsh & McLennan Cos., Inc.	4,019	755,894
MBIA, Inc. (a)	72,290	624,586
Old Republic International Corp. (b)	26,808	674,757
Principal Financial Group, Inc.	9,007	683,091
Progressive Corp.	4,679	619,359
Prudential Financial, Inc. (b)	8,090	713,700
Reinsurance Group of America, Inc.	5,042	699,275
Unum Group	16,921	807,132
Total Insurance		10,930,290
Interactive Media & Services - 0.3%
TripAdvisor, Inc. (a)	33,706	555,812
IT Services - 2.0%
Akamai Technologies, Inc. (a)	8,549	768,299
DXC Technology Co. (a)	26,190	699,797
Gartner, Inc. (a)	2,055	719,887
International Business Machines Corp.	5,106	683,234
VeriSign, Inc. (a)	3,168	715,873
Total IT Services		3,587,090
Leisure Products - 1.2%
Brunswick Corp. (b)	8,163	707,242
Hasbro, Inc.	12,468	807,553
Mattel, Inc. (a)	36,361	710,494
Total Leisure Products		2,225,289
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	4,839	581,890
Bio-Rad Laboratories, Inc. - Class A (a)	1,397	529,631
Bio-Techne Corp.	9,023	736,547
Illumina, Inc. (a)	2,879	539,784
IQVIA Holdings, Inc. (a)	3,366	756,576
Mettler-Toledo International, Inc. (a)	437	573,187
Revvity, Inc.	5,023	596,682
Waters Corp. (a)(b)	2,162	576,259
Total Life Sciences Tools & Services		4,890,556
Machinery - 1.1%
3D Systems Corp. (a)(b)	62,445	620,079
Deere & Co.	1,621	656,813
Westinghouse Air Brake Technologies Corp.	6,624	726,454
Total Machinery		2,003,346
Media - 2.7%
DISH Network Corp. - Class A (a)(b)	71,748	472,819
Interpublic Group of Cos., Inc. (b)	17,975	693,476
John Wiley & Sons, Inc. - Class A (b)	17,266	587,562
New York Times Co. - Class A (b)	17,217	678,005
Omnicom Group, Inc. (b)	7,096	675,184
Paramount Global - Class B (b)	30,005	477,380
Sirius XM Holdings, Inc. (b)	168,616	763,830
TEGNA, Inc.	39,586	642,877
Total Media		4,991,133
Personal Care Products - 1.0%
Coty, Inc. - Class A (a)(b)	55,506	682,169
Edgewell Personal Care Co. (b)	15,780	651,872
Estee Lauder Cos., Inc. - Class A	2,716	533,368
Total Personal Products		1,867,409
Pharmaceuticals - 0.7%
Merck & Co., Inc.	6,292	726,034
Pfizer, Inc.	16,407	601,809
Total Pharmaceuticals		1,327,843
Professional Services - 1.7%
Broadridge Financial Solutions, Inc.	4,567	756,432
ManpowerGroup, Inc.	8,111	644,013
Verisk Analytics, Inc.	3,489	788,619
Willdan Group, Inc. (a)	42,856	821,121
Total Professional Services		3,010,185
Real Estate Investment Trusts (REITs) - 6.2%
American Tower Corp.	3,293	638,644
AvalonBay Communities, Inc.	3,983	753,862
Camden Property Trust	6,385	695,135
Digital Realty Trust, Inc.	6,809	775,342
Equinix, Inc.	928	727,496
Gladstone Land Corp. (b)	40,205	654,135
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	23,406	585,150
Iron Mountain, Inc.	12,652	718,888
Prologis, Inc.	5,365	657,910
Public Storage, Inc.	2,216	646,806
Regency Centers Corp.	10,942	675,887
SBA Communications Corp.	2,564	594,233
UDR, Inc. (b)	16,303	700,377
Ventas, Inc.	15,442	729,943
Veris Residential, Inc. (a)	45,724	733,870
Welltower, Inc. (b)	9,337	755,270
Total Real Estate Investment Trusts (REITs)		11,042,948
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	6,830	778,005
Amtech Systems, Inc. (a)	70,168	670,806
Analog Devices, Inc.	3,394	661,185
Applied Materials, Inc.	5,450	787,743
Enphase Energy, Inc. (a)(b)	3,183	533,089
First Solar, Inc. (a)	3,078	585,097
Intel Corp.	20,490	685,186
Micron Technology, Inc.	11,094	700,142
NVIDIA Corp.	2,410	1,019,478
ON Semiconductor Corp. (a)	8,132	769,125
Qorvo, Inc. (a)	6,591	672,480
QUALCOMM, Inc.	5,247	624,603
Rambus, Inc. (a)	13,059	837,996
Teradyne, Inc. (b)	6,226	693,141
Universal Display Corp.	4,315	621,921
Veeco Instruments, Inc. (a)	31,680	813,542
Total Semiconductors & Semiconductor Equipment		11,453,539
Software - 5.0%
Adobe Systems, Inc. (a)	1,737	849,376
Autodesk, Inc. (a)	3,216	658,026
Cadence Design System, Inc. (a)	3,186	747,181
Dolby Laboratories, Inc. - Class A	7,837	655,800
Gen Digital, Inc.	39,010	723,636
Intuit, Inc.	1,501	687,743
Salesforce, Inc. (a)	3,351	707,932
ServiceNow, Inc. (a)	1,440	809,237
Splunk, Inc. (a)	6,982	740,720
Teradata Corp. (a)	16,619	887,620
VMware, Inc. - Class A (a)	5,362	770,466
Zoom Video Communications, Inc. - Class A (a)	9,066	615,400
Total Software		8,853,137
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	5,553	390,376
Chico’s FAS, Inc. (a)(b)	121,710	651,149
EVgo, Inc. (a)(b)	85,931	343,724
Foot Locker, Inc. (b)	16,984	460,436
Lowe’s Cos., Inc.	3,348	755,643
Penske Automotive Group, Inc. (b)	4,720	786,493
Ross Stores, Inc.	6,307	707,204
Tractor Supply Co. (b)	2,848	629,693
Williams-Sonoma, Inc. (b)	5,502	688,520
Total Specialty Retail		5,413,238
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	4,059	787,323
HP, Inc.	22,808	700,434
Xerox Holdings Corp. (b)	43,468	647,239
Total Technology Hardware, Storage & Peripherals		2,134,996
Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	7,508	637,955
Ralph Lauren Corp. (b)	5,738	707,495
Tapestry, Inc. (b)	15,528	664,598
VF Corp.	29,219	557,791
Total Textiles, Apparel & Luxury Goods		2,567,839
Trading Companies & Distributors - 1.3%
Herc Holdings, Inc. (b)	5,877	804,268
MSC Industrial Direct Co., Inc. - Class A	7,969	759,286
WESCO International, Inc. (b)	4,332	775,688
Total Trading Companies & Distributors		2,339,242
Water Utilities - 1.1%
American States Water Co.	7,531	655,197
American Water Works Co., Inc.	4,570	652,368
California Water Service Group (b)	11,502	593,848
Total Water Utilities		1,901,413
Wireless Telecommunication Services - 0.7%
Telephone and Data Systems, Inc. (b)	63,692	524,185
T-Mobile US, Inc. (a)	4,622	641,996
Total Wireless Telecommunication Services		1,166,181
Total United States		172,688,938
TOTAL COMMON STOCKS (Cost $171,447,124)		177,562,125

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 26.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22 (c)	47,901,842	47,901,842
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $47,901,842)		47,901,842

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.01% (c)	609,359	609,359
TOTAL SHORT-TERM INVESTMENTS (Cost $609,359)		609,359

Total Investments (Cost $219,958,325) - 126.8%		226,073,326
Liabilities in Excess of Other Assets - (26.8)%		(47,771,238)
TOTAL NET ASSETS - 100.0%		$178,302,088

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

ETHO
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$177,562,125	$-	$-	$177,562,125
Short-Term Investments	609,359	-	-	609,359
Investments Purchased with Securities Lending Collateral*	-	-	-	47,901,842
Total Investments in Securities	$178,171,484	$-	$-	$226,073,326

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.